JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares (000)		Value ($000)

COMMON STOCKS - 97.7%

Australia - 6.8%
Australia & New Zealand Banking Group Ltd.	177		3,348
BHP Group Ltd.(a)	180		5,766
BlueScope Steel Ltd.	29		384
Glencore plc*	695		3,621
Harvey Norman Holdings Ltd.	141		491
JB Hi-Fi Ltd.	11		370
Metcash Ltd.	136		381
National Australia Bank Ltd.	200		3,851
Rio Tinto Ltd.	24		1,933
Rio Tinto plc	54		3,787
South32 Ltd.	291		801
Super Retail Group Ltd.	62		510
Westpac Banking Corp.	129		1,866
Worley Ltd.	40		330

			27,439

Austria - 1.6%
ANDRITZ AG	12		651
BAWAG Group AG(b)	14		860
Erste Group Bank AG	25		1,152
OMV AG	26		1,582
Raiffeisen Bank International AG	47		1,325
Telekom Austria AG*	59		509
Wienerberger AG	13		482

			6,561

Belgium - 0.6%
Ageas SA	18		890
Bekaert SA	19		883
bpost SA*	55		409
Telenet Group Holding NV	9		343

			2,525

China - 0.8%
BOC Hong Kong Holdings Ltd.	316		1,218
TI Fluid Systems plc(b)	262		843
Yangzijiang Shipbuilding Holdings Ltd.	1,260		1,209

			3,270

Denmark - 1.6%
AP Moller - Maersk A/S, Class B	—	(c)	963
H+H International A/S, Class B*	24		734
Jyske Bank A/S (Registered)*	11		649
Matas A/S	38		640
Solar A/S, Class B	9		943
Spar Nord Bank A/S	97		1,390
Sydbank A/S	23		805
TCM Group A/S(b)	23		478

			6,602

Egypt - 0.2%
Energean plc*	74		938

Finland - 1.6%
Cargotec OYJ, Class B	12		607
Caverion OYJ	104		721
Kemira OYJ	29		420
Konecranes OYJ	13		536
Nordea Bank Abp	201		2,391
Outokumpu OYJ*	132		854
TietoEVRY OYJ	10		305
Valmet OYJ	18		693

			6,527

France - 10.3%
AXA SA	117		3,706
BNP Paribas SA	62		4,435
Carrefour SA	81		1,547
Cie de Saint-Gobain	25		1,666
Cie Plastic Omnium SA	12		284
Coface SA	41		547
Credit Agricole SA	91		1,372
Eiffage SA	11		1,203
Eutelsat Communications SA	83		1,035
Faurecia SE	1		33
Faurecia SE	29		1,300
Fnac Darty SA	17		1,014
Gecina SA, REIT	10		1,311
Groupe Crit	8		602
IPSOS	18		825
Kaufman & Broad SA	8		331
Metropole Television SA	32		625
Publicis Groupe SA	20		1,360
Quadient SA	26		536
Renault SA*	18		731
Rexel SA	32		715
Rothschild & Co.	28		1,221
SCOR SE	18		623
Societe Generale SA	76		2,821
Sopra Steria Group SACA	3		492
SPIE SA	25		587
Technip Energies NV*	79		1,203
Television Francaise 1	56		533
TotalEnergies SE	138		7,872
Valeo	38		1,055

			41,585

Germany - 9.9%
Allianz SE (Registered)	21		5,382
Aurubis AG	7		751
Bayerische Motoren Werke AG	18		1,951
Continental AG*	7		666
Covestro AG(b)	18		1,094
Daimler AG	51		4,061
Daimler Truck Holding AG*	25		897
Deutsche Pfandbriefbank AG(b)	77		955
Deutsche Post AG (Registered)	60		3,607
Deutsche Telekom AG (Registered)	152		2,875
DWS Group GmbH & Co. KGaA(b)	10		396
E.ON SE	127		1,755
Freenet AG	21		571
HeidelbergCement AG	12		842
HOCHTIEF AG	4		343
JOST Werke AG(b)	12		625
Kloeckner & Co. SE*	71		801
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7		2,126
ProSiebenSat.1 Media SE	27		419
Schaeffler AG (Preference)	49		361
Siemens AG (Registered)	40		6,382

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Talanx AG	10	466
Volkswagen AG (Preference)	14	2,821

		40,147

Hong Kong - 1.2%
Haitong International Securities Group Ltd.(a)	3,868	886
Hongkong Land Holdings Ltd.	288	1,557
Kerry Properties Ltd.	236	665
Sun Hung Kai Properties Ltd.	106	1,287
VTech Holdings Ltd.	57	448

		4,843

Italy - 3.9%
Anima Holding SpA(b)	104	527
Assicurazioni Generali SpA	84	1,771
Azimut Holding SpA	22	584
Credito Emiliano SpA	68	471
Eni SpA	209	3,141
Intesa Sanpaolo SpA	934	2,777
Mediobanca Banca di Credito Finanziario SpA	73	840
Pirelli & C SpA(b)	196	1,385
Poste Italiane SpA(b)	50	668
UniCredit SpA	154	2,444
Unipol Gruppo SpA	214	1,206

		15,814

Japan - 20.7%
Acom Co. Ltd.	98	274
AGC, Inc.	26	1,198
Aiful Corp.	138	415
Aozora Bank Ltd.	23	506
Arcs Co. Ltd.	17	320
Bridgestone Corp.	36	1,555
Brother Industries Ltd.	40	731
Chiba Bank Ltd. (The)	98	636
Concordia Financial Group Ltd.	148	606
Cosmo Energy Holdings Co. Ltd.	58	1,164
Credit Saison Co. Ltd.	92	1,025
Dai-ichi Life Holdings, Inc.	102	2,303
Daiwa Securities Group, Inc.	125	753
Fuyo General Lease Co. Ltd.	16	1,061
Hachijuni Bank Ltd. (The)	96	354
Hitachi Ltd.	43	2,214
Honda Motor Co. Ltd.	105	3,098
Isuzu Motors Ltd.	115	1,408
ITOCHU Corp.	49	1,577
Japan Post Holdings Co. Ltd.*	108	924
Japan Post Insurance Co. Ltd.	74	1,296
Kamigumi Co. Ltd.	23	443
Kandenko Co. Ltd.	41	307
KDDI Corp.	105	3,351
Kinden Corp.	22	320
Kyudenko Corp.	14	356
Mitsubishi Chemical Holdings Corp.	137	1,077
Mitsubishi Corp.	68	2,292
Mitsubishi Gas Chemical Co., Inc.	22	412
Mitsubishi UFJ Financial Group, Inc.	731	4,431
Mitsui & Co. Ltd.	95	2,356
Mitsui Fudosan Co. Ltd.	74	1,593
Mizuho Financial Group, Inc.	178	2,409
MS&AD Insurance Group Holdings, Inc.	44	1,519
Nichias Corp.	14	320
Nichiha Corp.	10	245
Nippon Light Metal Holdings Co. Ltd.	30	467
Nippon Telegraph & Telephone Corp.	98	2,816
Nippon Television Holdings, Inc.	33	342
Nomura Holdings, Inc.	274	1,210
Nomura Real Estate Holdings, Inc.	54	1,267
ORIX Corp.	119	2,459
Rengo Co. Ltd.	36	271
Resona Holdings, Inc.	190	818
Sanwa Holdings Corp.	37	395
SBI Holdings, Inc.	23	601
Sekisui House Ltd.	64	1,289
Shizuoka Bank Ltd. (The)	91	713
SoftBank Corp.	211	2,641
Sojitz Corp.	71	1,105
Sompo Holdings, Inc.	23	1,090
Sumitomo Corp.	94	1,451
Sumitomo Forestry Co. Ltd.	30	519
Sumitomo Mitsui Financial Group, Inc.	93	3,346
Sumitomo Mitsui Trust Holdings, Inc.	50	1,736
T&D Holdings, Inc.	92	1,360
Tokyo Steel Manufacturing Co. Ltd.	53	509
Tokyo Tatemono Co. Ltd.	35	523
Tosoh Corp.	38	587
Toyota Motor Corp.	536	10,583
Toyota Tsusho Corp.	19	758
Ube Industries Ltd.	16	293

		83,998

Luxembourg - 0.4%
ArcelorMittal SA	38	1,135
RTL Group SA	7	422

		1,557

Malta - 0.2%
Kindred Group plc, SDR	57	668

Netherlands - 3.5%
ABN AMRO Bank NV, CVA(b)	103	1,655
Aegon NV	337	1,900
ASR Nederland NV	17	770
Flow Traders(b)	8	315
Heijmans NV, CVA	56	896
ING Groep NV	211	3,125
Koninklijke Ahold Delhaize NV	63	2,056
NN Group NV	26	1,472
PostNL NV	116	498
Randstad NV	13	821
Signify NV(b)	14	752

		14,260

Norway - 2.8%
DNB Bank ASA	70	1,663
Elkem ASA(b)	230	837
Equinor ASA	101	2,795
Europris ASA(b)	59	442
Norsk Hydro ASA	170	1,306
Olav Thon Eiendomsselskap ASA	24	530
Selvaag Bolig ASA	95	562

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SpareBank 1 Nord Norge	80	1,010
SpareBank 1 SMN	43	705
SpareBank 1 SR-Bank ASA	46	690
Storebrand ASA	60	635

		11,175

Russia - 0.2%
Evraz plc	113	769

Singapore - 1.1%
DBS Group Holdings Ltd.	32	827
Oversea-Chinese Banking Corp. Ltd.	207	1,925
StarHub Ltd.	378	362
United Overseas Bank Ltd.	68	1,513

		4,627

South Africa - 0.8%
Anglo American plc	76	3,358

Spain - 2.8%
Acerinox SA	41	516
Banco Bilbao Vizcaya Argentaria SA	415	2,647
Banco Santander SA	944	3,310
CaixaBank SA	293	942
Indra Sistemas SA*	109	1,114
Mediaset Espana Comunicacion SA*	96	451
Telefonica SA	401	1,869
Unicaja Banco SA(b)	541	554

		11,403

Sweden - 2.9%
Betsson AB, Class B*	51	286
Bilia AB, Class A	24	357
Boliden AB	25	1,019
Bonava AB, Class B	42	364
Humana AB*	55	377
Intrum AB	24	715
Inwido AB	42	727
Lundin Energy AB	33	1,361
Mekonomen AB*	34	502
Nobia AB	51	278
Resurs Holding AB(b)	56	231
Securitas AB, Class B	60	725
Skandinaviska Enskilda Banken AB, Class A	125	1,616
Skanska AB, Class B	29	698
Solid Forsakring AB*	6	32
SSAB AB, Class B*	189	983
Svenska Handelsbanken AB, Class A	105	1,121
Volvo AB, Class B	14	325

		11,717

Switzerland - 5.9%
Adecco Group AG (Registered)	16	745
Julius Baer Group Ltd.	15	1,003
Novartis AG (Registered)	108	9,424
Roche Holding AG	3	1,194
Swiss Life Holding AG (Registered)	3	1,628
Swisscom AG (Registered)	2	1,114
UBS Group AG (Registered)	237	4,397
Zurich Insurance Group AG	9	4,269

		23,774

United Kingdom - 17.1%
3i Group plc	59	1,103
Aviva plc	276	1,630
Barclays plc	1,089	2,921
Barratt Developments plc	139	1,158
Bellway plc	9	339
Berkeley Group Holdings plc	10	577
BP plc	1,192	6,179
BT Group plc	575	1,524
Centrica plc*	1,490	1,465
CK Hutchison Holdings Ltd.	276	1,962
Crest Nicholson Holdings plc	84	363
Drax Group plc	122	997
GlaxoSmithKline plc	278	6,213
Halfords Group plc	137	603
Halfords Group plc*	102	448
HSBC Holdings plc	1,071	7,623
IG Group Holdings plc	56	613
Inchcape plc	43	493
Investec plc	278	1,589
ITV plc*	437	669
J Sainsbury plc	236	928
JET2 plc*	54	969
Just Group plc*	844	982
Keller Group plc	44	509
Kier Group plc*	253	336
Land Securities Group plc, REIT	157	1,684
Legal & General Group plc	427	1,669
Lloyds Banking Group plc	4,177	2,898
M&G plc	303	888
Man Group plc	271	707
Marks & Spencer Group plc*	530	1,569
Mitie Group plc	1,316	1,066
Morgan Sindall Group plc	20	569
NatWest Group plc	399	1,312
OSB Group plc	172	1,280
Paragon Banking Group plc	75	572
Premier Foods plc	451	716
Rathbones Group plc	16	394
Reach plc	208	732
Redrow plc	48	404
Royal Mail plc	80	479
ScS Group plc	119	351
Standard Chartered plc	163	1,187
Taylor Wimpey plc	325	667
Tesco plc	599	2,404
Vesuvius plc	53	326
Vistry Group plc	30	410
Vodafone Group plc	1,914	3,361
WPP plc	106	1,663

		69,501

United States - 0.8%
Stellantis NV	62	1,200
Stellantis NV	97	1,874

		3,074

TOTAL COMMON STOCKS (Cost $335,364)		396,132

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS - 3.3%

INVESTMENT COMPANIES - 1.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(d)(e)(Cost $7,257)	7,254	7,257

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 1.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(d)(e)	5,199	5,197
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e)	669	669

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $5,866)		5,866

TOTAL SHORT-TERM INVESTMENTS (Cost $13,123)		13,123

Total Investments - 101.0% (Cost $348,487)		409,255
Liabilities in Excess of Other Assets - (1.0)%		(3,871)

Net Assets - 100.0%		405,384

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	21.7%
Insurance	10.0
Metals & Mining	7.0
Automobiles	6.8
Oil, Gas & Consumable Fuels	6.1
Pharmaceuticals	4.1
Capital Markets	4.0
Trading Companies & Distributors	2.9
Diversified Telecommunication Services	2.6
Industrial Conglomerates	2.6
Wireless Telecommunication Services	2.5
Media	2.3
Real Estate Management & Development	2.0
Food & Staples Retailing	1.9
Auto Components	1.8
Household Durables	1.8
Machinery	1.4
Construction & Engineering	1.4
Air Freight & Logistics	1.2
Specialty Retail	1.2
Chemicals	1.2
Building Products	1.1
Diversified Financial Services	1.1
Others (each less than 1.0%)	8.1
Short-Term Investments	3.2

Abbreviations
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $5,418.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Amount rounds to less than one thousand.

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(e)	The rate shown is the current yield as of January 31, 2022.

*	Non-income producing security.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	45	03/2022	EUR	2,119	(12)
FTSE 100 Index	16	03/2022	GBP	1,605	8
TOPIX Index	8	03/2022	JPY	1,329	(61)

					(65)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$27,439	$–	$27,439
Austria	509	6,052	–	6,561
Belgium	–	2,525	–	2,525
China	–	3,270	–	3,270
Denmark	3,707	2,895	–	6,602
Egypt	938	–	–	938
Finland	–	6,527	–	6,527
France	1,823	39,762	–	41,585
Germany	1,522	38,625	–	40,147
Hong Kong	448	4,395	–	4,843
Italy	–	15,814	–	15,814
Japan	–	83,998	–	83,998
Luxembourg	–	1,557	–	1,557
Malta	–	668	–	668
Netherlands	–	14,260	–	14,260
Norway	2,102	9,073	–	11,175
Russia	–	769	–	769
Singapore	362	4,265	–	4,627
South Africa	–	3,358	–	3,358
Spain	–	11,403	–	11,403
Sweden	409	11,308	–	11,717
Switzerland	–	23,774	–	23,774
United Kingdom	6,448	63,053	–	69,501
United States	–	3,074	–	3,074

Total Common Stocks	18,268	377,864	–	396,132

Short-Term Investments
Investment Companies	7,257	–	–	7,257
Investment of Cash Collateral from Securities Loaned	5,866	–	–	5,866

Total Short-Term Investments	13,123	–	–	13,123

Total Investments in Securities	$31,391	$377,864	$–	$409,255

Appreciation in Other Financial Instruments
Futures Contracts	$8	$–	$–	$8
Depreciation in Other Financial Instruments
Futures Contracts	(73)	–	–	(73)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(65)	$–	$–	$(65)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$2,400	$17,503	$12,645	$— (c)	$(1)	$7,257	7,254	$—	(c)	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	3,199	17,000	15,001	(1)	— (c)	5,197	5,199	1		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	945	23,694	23,970	—	—	669	669	—	(c)	—

Total	$6,544	$58,197	$51,616	$(1)	$(1)	$13,123		$1		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of January 31, 2022.

(c)	Amount rounds to less than one thousand.